united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	10/31

Date of reporting period:	04/30/2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Standpoint Multi-Asset Fund
Semi-Annual Report April 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from the financial intermediary that services your shareholder account. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the Fund or the financial intermediary that services your shareholder account electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact the Fund or your financial intermediary for instructions.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling Shareholder Services at (866) 738-1128. If you hold your account with a financial intermediary, you will need to contact that intermediary to continue receiving paper copies of shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Fund Adviser: Standpoint Asset Management, LLC 4250 N. Drinkwater Blvd. Suite 300 Scottsdale, AZ 85251 Toll Free (866) 738-1128

Management’s Discussion of Fund Performance (Unaudited)

Dear Shareholders,

We are pleased to write our first letter to you, the shareholders, of the Standpoint Multi-Asset Fund which launched December 30, 2019. We view the Standpoint Multi-Asset Fund as an “all weather” investment that has the potential to diversify a portfolio against overreliance on traditional equity and fixed income investments. The fund utilizes a rules-based long/short strategy to invest in global asset classes, including commodities, currencies, fixed income, and equities. This approach was designed to balance risk/reward in varied economic environments including inflation, deflation, stagflation, and growth.

PERFORMANCE

The Standpoint Multi-Asset Fund (institutional share class) was +2.30% from January 1st, 2020 to April 30th, 2020. The Fund’s benchmark, 50% MSCI World Index / 50% ICE BofAML 3-Month T-Bill was -5.83% over this same time frame.

Within the Fund, losses during the first four months of 2020 were primarily concentrated in global developed equity markets. Meaningful gains came from short positions in global energy markets. Other sectors such as currencies, agricultural commodities, metals, and fixed income did not contribute significantly to performance.

The first few months of 2020 were a great example of unexpected deflation. Standpoint’s strategies rely, to a large degree, on rules-based trend following methods to identify new emerging trends. In late January 2020 we determined that a meaningful down-trend had developed in global energy markets and took action to initiate short positions. When new trends develop, we always follow the same discipline: calculate the risks, determine appropriate exposures, and establish directional positions. Subsequently, many global energy markets experienced their largest declines in recent history. Positive performance from these short positions has been enough to offset negative performance in long equity positions so far in 2020.

Even though large, unexpected moves happen more frequently than we would intuitively expect, a rules-based trend following approach will not always offset any losses from declining equities. But, as a strategy, we believe it has been an effective diversifier to long-only equity portfolios for decades. Our experience with trend following goes back over 20 years and it is a meaningful part of the “all weather” approach we employ in the fund.

COVID19

March brought the fastest 30% equity market decline in recorded history and extremely volatile moves in global currencies, fixed income, and commodity markets. Such moves drive home the point that markets will at times become hostile with no obvious warning. Years of accumulated unrealized gains can be lost in less than one quarter, encouraging emotional and irrational investment decisions.

The COVID19 crisis has been a significant test for alternative investment strategies. Once again, investors are reminded that diversification can disappear when needed most. The partners at Standpoint have conducted extensive research into the diversification benefits of alternative investments and strategies for over 20 years. It is our strong opinion that most alternatives should not be relied upon for meaningful diversification in hostile equity market conditions. We have repeatedly

Management’s Discussion of Fund Performance (Unaudited) (continued)

observed that many alternatives have declined with equities in stressed economic conditions. This COVID19 crisis is another historical example of an all-weather approach effectively navigating an environment where other alternatives were ineffective.

The Standpoint Multi-Asset Fund navigated this environment reasonably well by maintaining a balanced “all weather” approach to portfolio management. By having approximately half the portfolio dedicated to our global futures strategy, the fund was prepared to capitalize on the highly profitable trends that often accompany hostile equity markets.

If you listen to us long enough, you will hear the words “balanced” and “prepared” frequently. We believe these attributes constitute our edge as an asset manager. We think that many portfolios today are equity-heavy and rely too much on fixed income for diversification. We believe a global futures trend following approach to be a more reliable diversifier than traditional fixed income investments, especially with current bond yields generally below the rate of inflation.

Bull market, bear market, or something in between, we stand ready to manage a balanced “all weather” portfolio that is prepared for variety of market environments going forward.

Standpoint Asset Management, LLC

Investments Results (Unaudited)

Total Returns(a) (for the period ended April 30, 2020)

Since Inception (12/30/19)
Standpoint Multi-Asset Fund
Institutional Class	2.30%
Investor Class	2.20%
50% MSCI World Index / 50% ICE BofAML 3-month T-Bill (b)	(5.94)%

	Expense Ratios(c)
	Institutional Class	Investor Class
Gross	1.93%	2.18%
With Applicable Waivers	1.26%	1.51%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Standpoint Multi-Asset Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (866) 738-1128.

(a)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower. Total returns for less than one year are not annualized.

(b)

The MSCI World Index (the “MSCI Index”) is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The MSCI Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. An individual cannot invest directly in the MSCI Index. However, an individual may be able to invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The ICE BofAML 3-Month U.S. Treasury Bill Index (“ICE BofAML Index”) is an unmanaged market index of U.S. Treasury securities maturing in 90 days. The ICE BofAML Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The ICE BofAML Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the ICE BofAML Index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)

The expense ratios, which include acquired fund fees and expenses of 0.02%, are from the Fund’s prospectus dated October 29, 2019, as amended December 27, 2019. Standpoint Asset Management, LLC (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 1.24% of the Fund’s average daily net assets through February 28, 2021. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. This expense cap may not be terminated prior to this date except by the Board of Trustees. Additional information pertaining to the Fund’s expense ratios as of April 30, 2020 can be found in the financial highlights, which do not include acquired fund fees and expenses.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contain important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (866) 738-1128.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Fund Holdings (Unaudited)

(a)	As a percentage of net assets. Does not represent investments in futures contracts.

The investment objective of the Fund is positive absolute returns.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT, within sixty days after the end of the period. The Fund’s portfolio holdings are available at the SEC’s website at www.sec.gov.

Standpoint Multi-Asset Fund
Consolidated Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 48.62%
iShares Core MSCI EAFE ETF	3,700	$196,211
iShares Core S&P Total U.S. Stock Market ETF	5,000	323,800
Schwab International Equity ETF	7,200	197,640
Schwab Short-Term Treasury ETF	4,000	206,840
Schwab U.S. Broad Market ETF	4,700	321,856
SPDR Portfolio Developed World EX-US ETF	7,700	197,120
SPDR Portfolio S&P 500 Composite Stock Market ETF	9,100	323,050
Vanguard FTSE Developed Markets ETF	5,500	196,240
Vanguard Short-Term Treasury ETF	2,500	155,700
Vanguard Total Stock Market ETF	2,200	320,848
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,787,473)		2,439,305

Money Market Funds — 0.03%
Fidelity Investments Money Market Government Portfolio, Class I, 0.16%(a)	1,558	1,558
TOTAL MONEY MARKET FUNDS
(Cost $1,558)		1,558
Total Investments — 48.65%
(Cost $2,789,031)		2,440,863
Other Assets in Excess of Liabilities — 51.35%(b)		2,576,127
Net Assets — 100.00%		$5,016,990

(a)	Rate disclosed is the seven day effective yield as of April 30, 2020.
(b)	Includes cash held as margin for futures contracts.

See accompanying notes which are an integral part of these financial statements.	5

Standpoint Multi-Asset Fund
Consolidated Schedule of Futures Contracts

April 30, 2020 (Unaudited)

	Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
LONG CONTRACTS
10-Year U.S. Treasury Note Future	3	June 2020	$417,188	$10,422
2-Year U.S. Treasury Note Future	7	June 2020	1,543,008	2,571
5-Year U.S. Treasury Note Future	10	June 2020	1,254,844	24,391
Eurodollar Future	4	September 2020	997,100	725
Gold Future(a)	1	June 2020	169,420	(3,320)
Milling Wheat Future(a)	1	December 2020	10,216	(233)
				$34,556

SHORT CONTRACTS
ASX SPI 200 Index Future	(1)	June 2020	$(90,281)	$(2,613)
Brent Crude Future(a)	(5)	June 2020	(132,400)	25,570
Canadian Dollar Future	(1)	June 2020	(71,825)	375
Cocoa Future(a)	(1)	July 2020	(24,140)	(1,730)
Copper Future(a)	(1)	July 2020	(58,600)	(450)
Corn Future(a)	(3)	July 2020	(48,000)	2,300
Crude Oil Future(a)	(5)	June 2020	(109,250)	5,341
Crude Soybean Oil Future(a)	(1)	July 2020	(15,960)	396
Euro STOXX 50 Future	(4)	June 2020	(126,512)	(13,784)
FTSE 100 Index Future	(1)	June 2020	(74,111)	(9,463)
Lean Hog Future(a)	(1)	June 2020	(23,580)	6,740
Light Sweet Crude Oil Future(a)	(1)	November 2020	(29,620)	18,710
Live Cattle Future(a)	(1)	July 2020	(34,380)	2,460
LME Primary Aluminum Future(a)	(1)	July 2020	(37,244)	(625)
Low Sulphur Gas Oil Future(a)	(2)	June 2020	(50,950)	(3,300)
Mexican Peso Future	(1)	June 2020	(20,665)	1,775
MSCI EAFE Index Future	(1)	June 2020	(81,915)	(2,215)
Natural Gas Future(a)	(3)	May 2020	(58,470)	(6,900)
NY Harbor ULSD Future(a)	(1)	June 2020	(34,990)	6,183
RBOB Gasoline Future(a)	(1)	June 2020	(32,915)	89
Soybean Future(a)	(1)	July 2020	(42,763)	262
Soybean Meal Future(a)	(1)	July 2020	(29,510)	160
Sugar No. 11 Future(a)	(2)	July 2020	(23,229)	(56)
				$29,225
Total Open Futures Contracts				$63,781

(a)	Holding of the Standpoint Multi-Asset (Cayman) Fund, Ltd.

6	See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund
Consolidated Statement of Assets and Liabilities

April 30, 2020 (Unaudited)

Assets
Investments in securities, at fair value (cost $2,789,031)	$2,440,863
Foreign currencies, at value (cost $30,639)	31,154
Cash held at broker for futures contract transactions	572,346
Cash and cash equivalents	1,969,157
Receivable for fund shares sold	12,500
Dividends and interest receivable	156
Receivable from Adviser	17,088
Prepaid expenses	42,547
Total Assets	5,085,811
Liabilities
Variation margin on futures	37,596
Accrued 12b-1 fees - Investor class	88
Payable to Administrator	13,936
Payable to trustees	1,035
Other accrued expenses	16,166
Total Liabilities	68,821
Net Assets	$5,016,990
Net Assets consist of:
Paid-in capital	4,910,536
Accumulated earnings	106,454
Net Assets	$5,016,990
Net Assets: Institutional Class	$4,558,125
Shares outstanding (unlimited number of shares authorized, no par value)	445,548
Net asset value, offering and redemption price per share	$10.23
Net Assets: Investor Class	$458,865
Shares outstanding (unlimited number of shares authorized, no par value)	44,887
Net asset value, offering and redemption price per share	$10.22

See accompanying notes which are an integral part of these financial statements.	7

Standpoint Multi-Asset Fund
Consolidated Statement of Operations

For the six months ended April 30, 2020(a) (Unaudited)

Investment Income
Dividend income	$9,799
Interest income	2,059
Total investment income	11,858
Expenses
Fund accounting	18,842
Adviser	17,529
Administration	12,090
Audit and tax	11,139
Transfer agent	6,908
Legal	6,494
Trustee	4,247
Chief Compliance Officer	3,947
Custodian	3,342
Registration	2,524
Report printing	2,257
Pricing	1,814
12b-1 fees- Investor class	308
Miscellaneous	10,173
Total expenses	101,614
Fees waived and expenses reimbursed by Adviser	(83,720)
Net operating expenses	17,894
Net investment loss	(6,036)
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(320)
Foreign currency translations	(3,923)
Futures contracts	400,605
Change in unrealized appreciation/depreciation on:
Investment securities	(348,168)
Foreign currency translations	515
Futures contracts	63,781
Net realized and unrealized gain (loss) on investment securities, foreign currency translations and futures contracts	112,490
Net increase in net assets resulting from operations	$106,454

(a)	For the period December 30, 2019 (commencement of operations) to April 30, 2020.

8	See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund
Consolidated Statement of Changes in Net Assets

For the Period Ended April 30, 2020(a) (Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(6,036)
Net realized gain on investment securities, foreign currency translations and futures contracts	396,362
Change in unrealized depreciation on investment securities, foreign currency translations and futures contracts	(283,872)
Net increase in net assets resulting from operations	106,454
Capital Transactions - Institutional Class
Proceeds from shares sold	4,578,310
Amount paid for shares redeemed	(117,455)
Total Institutional Class	4,460,855
Capital Transactions - Investor Class
Proceeds from shares sold	464,934
Amount paid for shares redeemed	(15,253)
Total Investor Class	449,681
Net increase in net assets resulting from capital transactions	4,910,536
Total Increase in Net Assets	5,016,990
Net Assets
Beginning of period	$—
End of period	$5,016,990
Share Transactions - Institutional Class
Shares sold	457,861
Shares redeemed	(12,313)
Total Institutional Class	445,548
Share Transactions - Investor Class
Shares sold	46,471
Shares redeemed	(1,584)
Total Investor Class	44,887
Net increase in shares outstanding	490,435

(a)	For the period December 30, 2019 (commencement of operations) to April 30, 2020.

See accompanying notes which are an integral part of these financial statements.	9

Standpoint Multi-Asset Fund - Institutional Class
Consolidated Financial Highlights

(For a share outstanding during the period)

	For the Period Ended April 30, 2020 (Unaudited)(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Investment operations:
Net investment loss	(0.01)
Net realized and unrealized gain on investments	0.24
Total from investment operations	0.23

Net asset value, end of period	$10.23

Total Return(b)	2.30	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$4,558
Ratio of net expenses to average net assets (d)	1.24	%(e)
Ratio of expenses to average net assets before waiver and reimbursement(d)	7.17	%(e)
Ratio of net investment loss to average net assets(d)	(0.41	)%(e)
Portfolio turnover rate	—	%(c)(f)

(a)	For the period December 30, 2019 (commencement of operations) to April 30, 2020.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(e)	Annualized.
(f)	Rounds to less than 0.5%.

10	See accompanying notes which are an integral part of these financial statements.

Standpoint Multi-Asset Fund - Investor Class
Consolidated Financial Highlights

(For a share outstanding during the period)

	For the Period Ended April 30, 2020 (Unaudited)(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Investment operations:
Net investment loss	(0.02)
Net realized and unrealized gain on investments	0.24
Total from investment operations	0.22

Net asset value, end of period	$10.22

Total Return(b)	2.20	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$459
Ratio of net expenses to average net assets (d)	1.49	%(e)
Ratio of expenses to average net assets before waiver and reimbursement(d)	7.34	%(e)
Ratio of net investment loss to average net assets(d)	(0.66	)%(e)
Portfolio turnover rate	—	%(c)(f)

(a)	For the period December 30, 2019 (commencement of operations) to April 30, 2020.
(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(e)	Annualized.
(f)	Rounds to less than 0.5%.

See accompanying notes which are an integral part of these financial statements.	11

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements

April 30, 2020 (Unaudited)

NOTE 1. ORGANIZATION

Standpoint Multi-Asset Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on October 10, 2019. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Standpoint Asset Management, LLC (the “Adviser”). The investment objective of the Fund is positive absolute returns.

The Fund currently offers two classes of shares, Institutional Class and Investor Class. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or as expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

The consolidated financial statements of the Fund include the Fund and its wholly-owned subsidiary, the Standpoint Multi-Asset (Cayman) Fund, Ltd. (the “CFC”). The CFC commenced operations on January 8, 2020 and is incorporated in the Cayman Islands as an exempted company with limited liability.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)

April 30, 2020 (Unaudited)

unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended April 30, 2020, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)

April 30, 2020 (Unaudited)

reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Consolidation of Subsidiary – Standpoint Multi-Asset (Cayman) Fund, Ltd. – The Consolidated Schedule of Investments of the Fund include the accounts of the CFC, which is a wholly-owned and controlled foreign subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. As of April 30, 2020, the net assets of the CFC were $953,550, which represented 19.01% of the Fund’s net assets.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)

April 30, 2020 (Unaudited)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)

April 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2020:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,439,305	$—	$—	$2,439,305
Money Market Funds	1,558	—	—	1,558
Long Futures(a)	34,556	—	—	34,556
Short Futures(a)	29,225	—	—	29,225
Total	$2,504,644	$—	$—	$2,504,644

(a)	The amount shown represents the net unrealized appreciation of the futures contracts.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. DERIVATIVE TRANSACTIONS

Futures Contracts – The Fund may invest in futures contracts to hedge or manage risks associated with the Fund’s securities investments or to obtain market exposure in an effort to generate returns. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.

The value of the derivative instruments outstanding as of April 30, 2020, as disclosed in the Consolidated Schedule of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the Fund.

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)

April 30, 2020 (Unaudited)

The following tables identify the location and fair value of derivative instruments on the Consolidated Statement of Assets and Liabilities as of April 30, 2020, and the effect of derivative instruments on the Consolidated Statement of Operations for the six months ended April 30, 2020.

At April 30, 2020:

	Assets	Liabilities
Contract Type/Primary Risk Exposure	Unrealized Appreciation on Futures Contracts*	Unrealized Depreciation on Futures Contracts*
Equity Contracts	$—	$28,074
Foreign Exchange Contracts	2,875	—
Interest Rate Contracts	37,384	—
Commodity Contracts	68,210	16,614

*

Includes cumulative appreciation/(depreciation) on futures contracts, as reported in the Consolidated Schedule of Future Contracts. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the period ended April 30, 2020:

Location	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Commodity Contracts	Total
Net realized gain (loss) on:
Futures contracts	$(223,426)	$(24,940)	$148,167	$500,804	$400,605

Net change in unrealized appreciation (depreciation) on:
Futures contracts	(28,074)	2,875	37,384	51,596	63,781

The following summarizes the average ending monthly notional value of derivatives outstanding during the period ended April 30, 2020:

Derivatives	Average Ending Monthly Notional Value(a)
Long Futures Contracts	$4,664,105
Short Futures Contracts	(1,881,040)

(a)	Average based on the four months during the period that had activity.

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)

April 30, 2020 (Unaudited)

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of April 30, 2020:

	Gross	Gross Amounts Offset in Statement	Net Amounts of Liabilities Presented in Statement	Gross Amounts Not Offset in Statement of Assets and Liabilities
	Amounts of Recognized Assets	of Assets and liabilities	of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Variation Margin on Futures Contracts	$10,498	$(48,094)	$(37,596)	$—	$37,596	$—

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.24% of the Fund’s average daily net assets. For the period ended April 30, 2020, before the waiver described below, the Adviser earned a fee of $17,529 from the Fund. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 1.24% of the Fund’s average daily net assets through February 28, 2021. For the period ended April 30, 2020, the Adviser waived fees of $83,720. At April 30, 2020, the Adviser owed the Fund $17,088.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)

April 30, 2020 (Unaudited)

the recoupment. As of April 30, 2020 the Adviser may seek repayment of investment advisory fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Fund no later than the dates stated below:

Recoverable through
April 30, 2023	$83,720

Ultimus Fund Solutions, LLC (the “Administrator”) provides the Fund with administration, fund accounting, transfer agent and compliance services, including all regulatory reporting. For the period ended April 30, 2020, the Administrator earned fees of $12,090 for administration services, $18,842 for fund accounting services, $6,908 for transfer agent services, and $3,947 for compliance services. At April 30, 2020, the Fund owed the Administrator $13,936 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. All of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Trustee of the Trust receives annual compensation of $2,290 per fund from the Trust, except that the Independent Chairman of the Board, the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,740 per fund from the Trust. Prior to January 1, 2020, these fees were $2,070 and $2,520 for non-chairmen and chairmen, respectively. Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

The Trust, with respect to the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”). Under the Plan, the Fund will pay the Distributor, the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of the Fund’s Investor Class shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. For the period ended April 30, 2020, Investor Class shares’ 12b-1 Expenses incurred by the Fund were $308. The Fund owed $88 for Investor Class 12b-1 Expenses as of April 30, 2020.

NOTE 6. INVESTMENT TRANSACTIONS

For the period ended April 30, 2020, purchases and sales of investment securities, other than short-term investments, were $3,191,925 and $3,773, respectively.

There were no purchases or sales of long-term U.S. government obligations during the period ended April 30, 2020.

Standpoint Multi-Asset Fund
Notes to the Consolidated Financial Statements (continued)

April 30, 2020 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

At April 30, 2020, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$7,805
Gross unrealized depreciation	(355,973)
Net unrealized depreciation on investments	$(348,168)
Tax cost of investments	$2,789,031

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 30, 2019 (commencement of operations) through April 30, 2020.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value December 30, 2019	Ending Account Value April 30, 2020	Expenses Paid During Period(a)	Annualized Expense Ratio
Standpoint Multi-Asset Fund
Institutional Class
Actual	$1,000.00	$1,023.00	$4.18	1.24%
Hypothetical(b)	$1,000.00	$1,018.70	$6.22(c)	1.24%
Investor Class
Actual	$1,000.00	$1,022.00	$5.02	1.49%
Hypothetical(b)	$1,000.00	$1,017.45	$7.48(c)	1.49%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 122/366 (to reflect the one-half year period).
(b)	Hypothetical assumes 5% annual return before expenses.
(c)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Investment Advisory Agreement Approval
(Unaudited)

The Standpoint Multi-Asset Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, as required by law, considered the approval of the Fund’s management agreement with its investment adviser, Standpoint Asset Management, LLC (“Standpoint”). In connection with such approval, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

The Trustees held a teleconference on August 14, 2019 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and Standpoint. At the Trustees’ quarterly meeting held in August 2019 and a Special Meeting held on October 10, 2019, the Board interviewed certain executives of Standpoint, including its Chief Operating Officer and its Chief Investment Officer. After discussion at the quarterly meeting in August 2019, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Standpoint (the “Independent Trustees”), approved the management agreement between the Trust and Standpoint for an initial period of two years, subject to satisfaction of certain contingencies with respect to establishment of a Cayman subsidiary and finalizing compliance policies and procedures. Such contingencies were satisfied in October 2019. The Trustees’ approval of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)    The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Standpoint would provide to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Standpoint’s portfolio managers who would be responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Standpoint who provide services to the Fund. The Trustees concluded that Standpoint has adequate resources to provide satisfactory investment management services to the Fund.

(ii)    Fund Performance. The Trustees next reviewed and discussed the performance of another mutual fund investing in managed futures for which one of the portfolio managers served as portfolio manager through September 28, 2018. The Trustees observed that the prior fund had outperformed the Morningstar Managed Futures Category, the Credit Suisse Managed Futures Liquid Index, and the SG Trend Index (a proposed component of the new Fund’s blended benchmark index), for the period during which the proposed portfolio manager served as portfolio manager for such other fund. It was the consensus of the Trustees that it was reasonable to conclude that Standpoint has the ability to manage the Fund successfully from a performance standpoint.

(iii)    Fee Rate and Profitability. The Trustees reviewed a fee and expense comparison for similar funds, which indicated that the Fund’s proposed management fee is higher than the average and median for funds of comparable size in the Fund’s proposed Morningstar Multialternative Category, but noted that after proposed fee waivers and expense reimbursements, the Fund’s net expense ratio would be lower than the average and median. The Trustees also considered a profitability analysis prepared by Standpoint for its management of the Fund, which indicated that, both before and

Investment Advisory Agreement Approval
(Unaudited) (continued)

after the deduction of marketing expenses, Standpoint does not expect to earn a profit as a result of managing the Fund in its first two years of operation. The Trustees considered other potential benefits that Standpoint may receive in connection with its management of the Fund, including third-party research obtained by soft dollars, and noted Standpoint’s representation that it does not intend to enter into soft dollar arrangements on behalf of the Fund. After considering the above information, the Trustees concluded that the proposed advisory fee for the Fund represents reasonable compensation in light of the nature and quality of the services that Standpoint proposes to provide to the Fund, the fees paid by competitive mutual funds, and the anticipated profitability of Standpoint’s services to the Fund.

(iv)    Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Standpoint will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the anticipated size of the Fund in its first two years of operation, and Standpoint’s anticipated lack of profitability in managing the Fund, it does not appear that Standpoint will realize benefits from economies of scale in managing the Fund to such an extent that the management fee for the Fund should be reduced or that breakpoints in the advisory fee should be considered at this time.

FACTS	WHAT DOES STANDPOINT MULTI-ASSET FUND (THE “Fund”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● account balances and account transactions

● transaction or loss history and purchase history

● checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (866) 738-1128

Who we are
Who is providing this notice?	Standpoint Multi-Asset Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

● open an account or deposit money

● buy securities from us or sell securities to us

● make deposits or withdrawals from your account or provide account information

● give us your account information

● make a wire transfer

● tell us who receives the money

● tell us where to send the money

● show your government-issued ID

● show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes—information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Standpoint Asset Management, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (866) 738-1128 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Gary E. Hippenstiel

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond,
Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Standpoint Asset Management, LLC

4250 N. Drinkwater Blvd., Suite 300

Scottsdale, AZ 85251

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

MUFG Union Bank, N.A.

350 California Street, Suite 2018

San Francisco, CA 94104

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	6/24/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	6/24/2020

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	6/24/2020